SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2018
Stockholders' Equity Attributable to Parent [Abstract]
Authorized, Issued And Outstanding Share Capital
Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	September 30,
	2018 and
	December 31,	September 30,	December 31,
	2017	2018	2017 (*)
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	2,028,552	2,028,552

	Amount in U.S. dollars

Ordinary shares of par value NIS 3.0 each		397,056	397,056

*)          Respectively adjusted to reflect reverse split of shares.